Shareholder Report, Holdings (Details) - C000237980 [Member]	Jan. 31, 2026
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Cirrus Logic, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Incyte Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%